Quarterly Report
July 31, 2023
MFS®  Income Fund
MFO-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,862,348
Boeing Co., 2.95%, 2/01/2030	453,000	396,797
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,358,371
Boeing Co., 5.805%, 5/01/2050	4,282,000	4,306,774
Bombardier, Inc., 7.5%, 2/01/2029 (n)	5,000,000	4,953,631
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,747,488
TransDigm, Inc., 6.375%, 6/15/2026	900,000	890,794
TransDigm, Inc., 4.625%, 1/15/2029	11,500,000	10,263,750
		$26,779,953
Asset-Backed & Securitized – 14.8%
ACREC 2021-FL1 Ltd., “D”, FLR, 7.994% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,402,609
ACREC 2023-FL2 LLC, “AS”, FLR, 8.078% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,454,715
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.986% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,027,116
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.595% ((SOFR - 3mo. + 0.26161%) + 3%), 10/21/2028 (n)	1,250,000	1,240,421
Arbor Realty Trust, Inc., CLO, 2019-FL2, “C”, FLR, 7.486% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	3,000,000	2,914,633
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 7.786% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,835,588
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	5,000,000	4,956,295
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.536% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,843,544
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	2,000,000	1,948,930
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,863,820
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.286% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,624,638
Arbor Realty Trust, Inc., CLO, 2021-FL2, “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 5/15/2036 (n)	6,095,000	5,914,801
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	2,596,000	2,470,574
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.286% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)	875,000	821,123
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	2,000,000	1,911,490
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,301,354
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.536% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	501,707
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.686% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	4,730,000	4,649,311
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	5,000,000	4,898,979
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	204,000	194,782
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.236% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	5,743,500	5,460,403
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.067% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,523,029
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 8.818% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,213,298
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.572% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,821,124
AREIT 2019-CRE3 Trust, “D”, FLR, 7.966% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	1,729,000	1,573,134
AREIT 2022-CRE6 Trust, “E”, FLR, 8.468% (SOFR - 30 day + 3.4%), 1/16/2037 (n)	4,500,000	4,052,169
AREIT 2022-CRE7 LLC, “B”, FLR, 8.465% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	5,940,348
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.695% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	2,083,333	2,039,193
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	62,751	84,499
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	438,235
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055	3,226,076	3,364,171
BDS 2021-FL9 Ltd., “C”, FLR, 7.244% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,021,655
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	884,351
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,360,883
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,300,000
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.136% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,149,350
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,211,022
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.086% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,165,114
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 7.868% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,763,264
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	159,058	148,721
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	227,807	211,619
BXMT 2021-FL4 Ltd., “B”, FLR, 6.886% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,879,218
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	713,571
CHCP 2021-FL1 Ltd., “B”, FLR, 6.986% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	3,500,000	3,349,593
CHCP 2021-FL1 Ltd., “C”, FLR, 7.436% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	549,500	522,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CLNC 2019-FL1 Ltd., “C”, FLR, 7.761% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	$1,735,000	$1,666,480
Columbia Cent CLO 28 Ltd., “B-R”, 7.781%, 11/07/2030 (n)	2,083,333	1,983,473
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	851,426	824,845
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,025,760
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,013,854
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,464,081
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,725,837
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	882,610	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.37% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	1,500,000	1,484,142
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.621% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	1,964,194
GLGU 2023-1A Ltd., “B”, FLR, 8.36% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,001,335
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,871,036
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 8.818% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,330,152
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.668% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,914,555
KREF 2021-FL2 Ltd., “D”, FLR, 7.536% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,689,188
LCCM 2021-FL2 Trust, “C”, FLR, 7.486% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	2,945,824
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.886% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,695,788
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.286% ((SOFR - 1mo. + 0.11448%) + 1.95%), 4/15/2034 (n)	1,355,850	1,336,083
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.786% ((SOFR - 1mo. + 0.11448%) + 2.45%), 5/15/2036 (n)	1,291,000	1,211,735
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.686% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,720,184
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.619% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	2,941,251
MF1 2020-FL4 Ltd., “AS”, FLR, 7.436% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	5,547,500	5,463,073
MF1 2020-FL4 Ltd., “B”, FLR, 8.086% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	4,829,000	4,762,457
MF1 2020-FL4 Ltd., “C”, FLR, 8.936% (SOFR - 1mo. + 3.7145%), 11/15/2035 (n)	6,500,000	6,446,913
MF1 2021-FL5 Ltd., “B”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,198,021
MF1 2021-FL5 Ltd., “C”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,114,953
MF1 2021-FL5 Ltd., “D”, FLR, 7.836% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,845,290
MF1 2021-FL6 Ltd., “AS”, FLR, 6.794% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	2,100,000	2,037,241
MF1 2021-FL6 Ltd., “C”, FLR, 7.194% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	3,357,603	3,220,243
MF1 2022-FL10 Ltd., “B”, FLR, 8.981% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,462,383
MF1 2022-FL8 Ltd., “A”, FLR, 6.418% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	9,026,000	8,813,889
MF1 2022-FL8 Ltd., “D”, FLR, 7.718% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,714,728
MF1 2022-FL8 Ltd., “E”, FLR, 8.218% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,092,515
MF1 2022-FL9 Ltd., “B”, FLR, 8.396% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,830,691
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.42% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,224,547
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.638%, 4/20/2034 (n)	1,750,000	1,728,024
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	3,236,356	3,143,725
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	10,000,000	9,982,770
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 7.279% ((SOFR - 3mo. + 0.26161%) + 1.9%), 2/20/2028 (n)	879,778	876,407
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 6.37% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	3,599,015	3,575,622
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.868% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	6,720,168	6,713,401
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.755% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	10,000,000	10,001,200
Parallel 2015-1A Ltd., “DR”, FLR, 8.138% ((SOFR - 3mo. + 0.26161%) + 2.55%), 7/20/2027 (n)	1,750,000	1,742,909
PFP III 2021-7 Ltd., “C”, FLR, 6.967% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	431,479	400,987
PFP III 2021-8 Ltd., “D”, FLR, 7.467% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	4,274,000	3,968,580
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.429% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	1,500,000	1,467,644
Ready Capital Mortgage Financing 2023-FL12 LLC, FLR, 7.633% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	8,999,823	8,999,794
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.362% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,598,942
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 7.237% ((SOFR - 3mo. + 0.26161%) + 1.65%), 10/20/2027 (n)	1,000,000	997,948
Starwood Commercial Mortgage, 2021-FL2, “D”, 8.226%, 4/18/2038 (n)	3,000,000	2,575,901
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 7.818% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,565,142
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,613,811
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	953,381
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.87% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,686,814
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.888% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	964,621
Voya CLO 2016-1A Ltd., “BR”, FLR, 7.388% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,770,492
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,599,730
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,166,611
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,377,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	$1,500,000	$1,410,820
		$340,886,697
Automotive – 1.2%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$1,685,181
Hyundai Capital America, 6.375%, 4/08/2030 (n)	6,896,000	7,117,925
LKQ Corp., 6.25%, 6/15/2033 (n)	14,133,000	14,225,209
Stellantis N.V., 2.691%, 9/15/2031 (n)	5,147,000	4,113,378
		$27,141,693
Broadcasting – 0.9%
Discovery Communications LLC, 4.65%, 5/15/2050	$857,000	$651,384
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	4,400,000	3,070,298
Prosus N.V., 3.257%, 1/19/2027 (n)	1,975,000	1,788,136
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	10,126,000	8,981,201
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	7,295,000	5,929,612
		$20,420,631
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$5,846,000	$6,024,224
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,169,536
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,633,095
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,543,489
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	7,698,000	6,768,122
Raymond James Financial, Inc., 4.65%, 4/01/2030	1,069,000	1,044,179
		$33,182,645
Building – 1.0%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$13,652,000	$11,783,576
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	5,989,787
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	6,600,000	5,329,861
		$23,103,224
Business Services – 1.2%
Fiserv, Inc., 5.6%, 3/02/2033	$5,570,000	$5,670,649
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,024,119
Global Payments, Inc., 2.9%, 11/15/2031	8,169,000	6,719,762
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,327,712
RELX Capital, Inc., 3%, 5/22/2030	674,000	597,941
Verisk Analytics, Inc., 5.75%, 4/01/2033	8,999,000	9,305,485
		$27,645,668
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$7,300,000	$6,185,267
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	6,000,000	4,611,724
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,193,914
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,327,892
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	6,100,000	4,410,454
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	14,200,000	12,974,101
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,519,148
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	11,000,000	9,026,073
		$44,248,573
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$3,081,001

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.8%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		$7,000,000	$6,218,111
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		1,388,000	1,384,389
Oracle Corp., 6.15%, 11/09/2029		4,021,000	4,216,443
Oracle Corp., 4.9%, 2/06/2033		4,765,000	4,610,514
Oracle Corp., 5.55%, 2/06/2053		1,400,000	1,342,504
			$17,771,961
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		$6,965,000	$6,728,751
Conglomerates – 1.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$2,500,000	$2,275,462
Gates Global LLC, 6.25%, 1/15/2026 (n)		3,000,000	2,962,637
nVent Finance S.à r.l., 5.65%, 5/15/2033		9,324,000	9,148,718
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		4,486,000	4,478,644
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)		11,270,000	11,240,072
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		7,534,000	7,334,892
			$37,440,425
Construction – 0.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$6,900,000	$6,524,549
Consumer Products – 0.5%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$10,000,000	$8,668,200
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032		2,275,000	2,036,615
			$10,704,815
Consumer Services – 1.0%
Expedia Group, Inc., 3.25%, 2/15/2030		$3,950,000	$3,474,665
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		3,300,000	3,126,908
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		10,700,000	8,808,240
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		7,500,000	5,549,676
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		307,000	256,348
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		889,000	602,351
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		307,000	183,047
			$22,001,235
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)		$5,529,000	$5,460,731
Electronics – 0.8%
Broadcom, Inc., 4.3%, 11/15/2032		$5,334,000	$4,865,950
Broadcom, Inc., 3.187%, 11/15/2036 (n)		10,575,000	7,996,225
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		6,274,000	6,373,370
			$19,235,545
Emerging Market Quasi-Sovereign – 0.7%
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		$2,980,000	$2,939,234
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,425,027
Petroleos Mexicanos, 5.95%, 1/28/2031		3,769,000	2,798,347
Power Finance Corp. Ltd. (Republic of India), 3.35%, 5/16/2031		2,778,000	2,328,338
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026		2,499,000	2,306,472
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		2,506,000	2,374,010
			$15,171,428
Emerging Market Sovereign – 2.4%
Dominican Republic, 4.875%, 9/23/2032 (n)		$4,536,000	$3,928,513
Federal Republic of Nigeria, 7.375%, 9/28/2033		5,257,000	4,347,539
Federative Republic of Brazil, 10%, 1/01/2029	BRL	27,853,000	5,758,728

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hashemite Kingdom of Jordan, 7.5%, 1/13/2029 (n)		$2,194,000	$2,216,015
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,604,000	3,203,055
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		3,150,000	3,252,375
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	174,235,000	4,417,410
Republic of Angola, 8%, 11/26/2029		$3,070,000	2,713,112
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,919,000	1,943,947
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,658,839
Republic of Guatemala, 6.6%, 6/13/2036 (n)		$4,089,000	4,184,991
Republic of South Africa, 7.3%, 4/20/2052		5,256,000	4,670,797
Republic of Turkey, 6.875%, 3/17/2036		4,944,000	4,424,039
United Mexican States, 7.75%, 5/29/2031	MXN	171,000,000	9,583,046
			$56,302,406
Energy - Independent – 1.5%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,781,000	$1,622,491
Energian Israel Finance Ltd., 8.5%, 9/30/2033 (n)		4,320,000	4,320,000
EQT Corp., 5%, 1/15/2029		12,249,000	11,583,058
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,721,851
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		4,407,000	4,047,096
Occidental Petroleum Corp., 6.625%, 9/01/2030		10,000,000	10,487,700
			$33,782,196
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$2,700,000	$1,927,703
Eni S.p.A., 4%, 9/12/2023 (n)		1,342,000	1,338,190
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,685,000	1,603,303
			$4,869,196
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$2,698,000	$2,490,620
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		6,892,000	6,867,239
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,102,573
Air Lease Corp., 5.85%, 12/15/2027		9,322,000	9,397,919
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	4,536,972
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,101,897
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	8,522,937
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,104,687
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		6,624,681	6,243,166
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,663,236
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)		1,057,000	113,962
			$49,145,208
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$779,641
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	894,632
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	10,075,784
Central America Bottling Co., 5.25%, 4/27/2029 (n)		2,293,000	2,115,306
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		4,400,000	4,256,428
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)		6,929,000	6,658,893
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		11,000,000	9,693,498
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		2,536,000	2,127,022
			$36,601,204
Gaming & Lodging – 0.9%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$4,429,000	$4,473,385
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		1,276,000	1,040,344
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		2,062,000	1,798,237
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		400,000	345,812
Marriott International, Inc., 4.9%, 4/15/2029		1,410,000	1,382,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 4.625%, 6/15/2030	$5,561,000	$5,315,362
Marriott International, Inc., 2.85%, 4/15/2031	654,000	553,678
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,602,288
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,471,028
		$20,983,009
Insurance – 1.0%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$473,000	$384,407
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,132,498
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,732,926
Equitable Holdings, Inc., 5.594%, 1/11/2033	6,136,000	6,070,665
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,104,800
		$22,425,296
Insurance - Health – 0.4%
Humana, Inc., 5.875%, 3/01/2033	$6,962,000	$7,245,641
Humana, Inc., 5.5%, 3/15/2053	1,273,000	1,257,131
		$8,502,772
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$6,250,000	$5,920,024
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,089,690
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,363,434
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,826,239
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,471,000	2,048,291
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/2033	7,000,000	7,065,601
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,219,777
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	1,950,248
Brown & Brown, Inc., 4.95%, 3/17/2052	4,125,000	3,525,689
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,138,975
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	383,152
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	9,062,000	8,828,721
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,221,290
Hub International Ltd., 7.25%, 6/15/2030 (n)	5,791,000	5,901,087
		$58,482,218
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,747,168
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)	2,989,000	3,142,186
		$6,889,354
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$9,297,000	$9,007,124
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	4,819,000	4,686,627
CNH Industrial N.V., 3.85%, 11/15/2027	1,025,000	969,471
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	5,000,000	5,062,500
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	5,000,000	5,211,020
		$24,936,742
Major Banks – 6.1%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$4,868,000	$3,899,268
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	550,095
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	6,710,176
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,929,120
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	5,000,000	4,961,844
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,124,760
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,757,300
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,280,739
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	8,215,000	8,957,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$5,000,000	$4,307,623
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,179,545
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	7,125,000	7,192,982
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,866,283
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	1,947,616
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,074,786
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,436,764
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,716,055
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	913,501
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	470,901
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	4,112,000	3,990,242
Huntington National Bank, 5.65%, 1/10/2030	5,000,000	4,908,217
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	3,944,646
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	623,722
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,375,275
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,881,685
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,799,784
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,079,130
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	4,261,000	4,257,649
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	1,571,000	1,585,895
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,065,458
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,068,364
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,048,653
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,517,188
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,350,665
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,658,453
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	3,913,300
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,302,672
		$141,648,194
Medical & Health Technology & Services – 2.3%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,160,596
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,307,278
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,983,249
HCA, Inc., 5.125%, 6/15/2039	3,185,000	2,942,945
HCA, Inc., 4.625%, 3/15/2052 (n)	12,119,000	9,950,927
IQVIA, Inc., 6.5%, 5/15/2030 (n)	8,251,000	8,331,365
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	2,768,906
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,167,563
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	562,829
Tower Health, 4.451%, 2/01/2050	1,730,000	795,800
		$52,971,458
Metals & Mining – 2.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$857,878
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	5,161,000	4,261,035
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	4,251,000	4,172,481
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	5,361,000	4,427,993
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,500,000	3,132,908
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)	4,148,000	4,246,515
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	12,000,000	10,318,958
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,506,549
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	227,170
Novelis Corp., 3.875%, 8/15/2031 (n)	10,100,000	8,410,302
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	3,252,437	3,053,226
		$49,615,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$1,939,029
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	963,000	754,228
DCP Midstream Operating, LP, 3.25%, 2/15/2032	7,368,000	6,247,179
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,191,133
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,683,378
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,507,801
Energy Transfer LP, 5.75%, 2/15/2033	7,766,000	7,862,702
MPLX LP, 4.5%, 4/15/2038	2,200,000	1,896,232
MPLX LP, 4.95%, 3/14/2052	3,699,000	3,141,901
Peru LNG, 5.375%, 3/22/2030	2,884,000	2,324,967
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,633,767
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,118,291
Targa Resources Corp., 6.125%, 3/15/2033	5,394,000	5,534,735
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,597,248
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	11,000,000	10,756,052
		$59,188,643
Mortgage-Backed – 5.3%
Fannie Mae, 6.5%, 5/01/2031	$7,051	$7,195
Fannie Mae, 3%, 2/25/2033 (i)	201,794	17,520
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	22,565	22,989
Fannie Mae, 6%, 11/01/2034	74,810	77,350
Fannie Mae, UMBS, 5%, 2/01/2038 - 6/01/2038	3,849,245	3,821,988
Fannie Mae, UMBS, 2.5%, 3/01/2050	49,490	42,059
Fannie Mae, UMBS, 3%, 7/01/2052	3,904,355	3,417,704
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2053	6,756,422	6,468,392
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 2/01/2053	1,884,996	1,872,076
Freddie Mac, 0.904%, 4/25/2024 (i)	64,824	263
Freddie Mac, UMBS, 5%, 3/01/2038 - 2/01/2053	10,539,286	10,303,493
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2053	8,727,947	8,466,637
Freddie Mac, UMBS, 3%, 6/01/2052 - 6/01/2053	7,754,751	6,784,674
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 5/01/2053	2,622,206	2,605,357
Ginnie Mae, 3%, 9/20/2047	85,667	77,174
Ginnie Mae, 5%, 2/20/2053 - 6/20/2053	10,152,867	9,953,216
Ginnie Mae, 5.5%, 3/20/2053 - 7/20/2053	20,399,500	20,277,241
Ginnie Mae, 6%, 8/20/2053	15,650,000	15,741,045
Ginnie Mae, TBA, 5%, 8/21/2053	13,250,000	12,982,930
Ginnie Mae, TBA, 5.5%, 8/21/2053	5,710,000	5,674,313
Ginnie Mae, TBA, 6%, 9/21/2053	2,925,000	2,937,454
UMBS, TBA, 4.5%, 8/17/2038	5,200,000	5,093,563
UMBS, TBA, 5%, 8/17/2038	5,525,000	5,486,584
		$122,131,217
Municipals – 1.1%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,561,630
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,078,980
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,328,728
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	10,000,000	9,705,380
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,242,027
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,256,995
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,188,897
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	11,175
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	169,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,034,424
		$24,577,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,380,626
Network & Telecom – 0.1%
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028	$3,520,000	$2,019,336
Oil Services – 0.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,819,211	$2,522,229
Oils – 0.1%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	$3,294,918	$2,138,968
Other Banks & Diversified Financials – 2.1%
Ally Financial, Inc., 6.7%, 2/14/2033	$10,634,000	$9,899,400
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)	4,254,000	4,331,635
Discover Financial Services, 6.7%, 11/29/2032	11,552,000	11,852,045
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,433,485
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	6,826,480
Synchrony Financial, 7.25%, 2/02/2033	9,603,000	9,004,740
		$49,347,785
Personal Computers & Peripherals – 0.3%
NCR Corp., 5.125%, 4/15/2029 (n)	$8,000,000	$7,153,992
Pharmaceuticals – 1.0%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$2,667,341
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	6,000,000	5,376,850
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	10,168,000	10,100,771
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	3,907,000	4,067,125
		$22,212,087
Precious Metals & Minerals – 0.6%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$13,176,000	$12,796,657
Printing & Publishing – 0.1%
Cimpress PLC, 7%, 6/15/2026	$3,500,000	$3,303,125
Real Estate - Office – 0.4%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,442,000	$5,665,056
Boston Properties LP, REIT, 2.45%, 10/01/2033	5,000,000	3,615,818
		$9,280,874
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,866,220
Specialty Stores – 0.8%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$13,909,670
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,134,450
		$18,044,120
Telecommunications - Wireless – 1.0%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,582,000	$1,144,229
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	2,318,000	1,804,785
CT Trust, 5.125%, 2/03/2032 (n)	765,000	636,245
Rogers Communications, Inc., 4.35%, 5/01/2049	7,277,000	5,679,470
Rogers Communications, Inc., 4.55%, 3/15/2052	2,147,000	1,700,345
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	2,583,000	2,360,896
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	1,675,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053	$7,731,000	$7,509,658
		$22,511,248
Tobacco – 1.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,747,886
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,316,000
B.A.T. Capital Corp., 4.742%, 3/16/2032	13,902,000	12,614,056
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,623,723
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,704,996
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	5,982,311
		$35,988,972
Transportation – 0.1%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$3,725,000	$2,998,692
Transportation - Services – 0.2%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	$2,461,000	$2,319,246
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	796,644
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,505,583
		$5,621,473
U.S. Treasury Obligations – 24.0%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$23,493,465
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	7,789,496
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	69,797,344
U.S. Treasury Bonds, 4%, 11/15/2042	111,329,000	108,424,009
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,782,586
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	6,912,212
U.S. Treasury Bonds, 1.625%, 11/15/2050	8,400,000	5,060,016
U.S. Treasury Bonds, 2.25%, 2/15/2052	69,200,000	48,545,422
U.S. Treasury Notes, 4.25%, 12/31/2024	20,900,000	20,623,238
U.S. Treasury Notes, 3.875%, 3/31/2025	21,500,000	21,086,797
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	79,406,250
U.S. Treasury Notes, 2.5%, 3/31/2027	149,100,000	139,804,547
U.S. Treasury Notes, 4%, 11/15/2052	17,942,000	17,925,179
		$554,650,561
Utilities - Electric Power – 2.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$716,351
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,189,257	1,032,239
American Electric Power Co., Inc., 5.95%, 11/01/2032	3,437,000	3,585,384
Calpine Corp., 5.125%, 3/15/2028 (n)	7,500,000	6,801,283
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,016,392
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	13,669,000	15,255,064
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,359,256
FirstEnergy Corp., 5.1%, 7/15/2047	838,000	759,898
Greenko Power II Ltd., 4.3%, 12/13/2028	4,321,222	3,797,014
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	3,002,000	2,923,948
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,000,000	937,500
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	296,115
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,658,062
Pacific Gas & Electric Co., 5.45%, 6/15/2027	4,527,000	4,432,420
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	533,795
Pacific Gas & Electric Co., 6.4%, 6/15/2033	3,000,000	3,014,915
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,457,280
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	3,442,000	2,952,194
		$57,529,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.0%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$865,000	$818,915
Total Bonds		$2,275,766,366
Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 5.25% (v)	97,453,368	$97,453,368

Other Assets, Less Liabilities – (2.9)%		(66,321,032)
Net Assets – 100.0%		$2,306,898,702
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $97,453,368 and $2,275,766,366, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $853,011,889, representing 37.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,703,905	EUR	1,511,723	State Street Bank Corp.	10/20/2023	$35,212
Liability Derivatives
USD	2,361,433	BRL	11,401,000	Banco Santander S.A.	9/05/2023	$(33,852)
USD	2,206,933	MXN	37,653,447	Deutsche Bank AG	10/20/2023	(8,470)
						$(42,322)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	643	$75,220,953	September – 2023	$1,659,877
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	563	$114,306,594	September – 2023	$(1,389,584)
U.S. Treasury Note 5 yr	Long	USD	701	74,881,039	September – 2023	(1,600,504)
U.S. Treasury Ultra Bond	Long	USD	317	41,913,344	September – 2023	(883,166)
						$(3,873,254)
At July 31, 2023, the fund had liquid securities with an aggregate value of $2,480,631 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$554,650,561	$—	$554,650,561
Non - U.S. Sovereign Debt	—	78,363,188	—	78,363,188
Municipal Bonds	—	24,577,723	—	24,577,723
U.S. Corporate Bonds	—	785,062,706	—	785,062,706
Residential Mortgage-Backed Securities	—	122,131,217	—	122,131,217
Commercial Mortgage-Backed Securities	—	90,928,966	—	90,928,966
Asset-Backed Securities (including CDOs)	—	249,957,731	—	249,957,731
Foreign Bonds	—	370,094,274	—	370,094,274
Mutual Funds	97,453,368	—	—	97,453,368
Total	$97,453,368	$2,275,766,366	$—	$2,373,219,734
Other Financial Instruments
Futures Contracts – Assets	$1,659,877	$—	$—	$1,659,877
Futures Contracts – Liabilities	(3,873,254)	—	—	(3,873,254)
Forward Foreign Currency Exchange Contracts – Assets	—	35,212	—	35,212
Forward Foreign Currency Exchange Contracts – Liabilities	—	(42,322)	—	(42,322)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$31,743
Realized gain (loss)	34,880
Change in unrealized appreciation or depreciation	(31,743)
Sales	(34,880)
Balance as of 7/31/23	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,543,970	$1,268,841,326	$1,209,914,236	$(17,909)	$217	$97,453,368
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,428,867	$—